Income Taxes (Tables)	12 Months Ended
Oct. 31, 2023
Income Taxes Table [abstract]
Schedule of Deferred Income Tax Assets and Liabilities	The tax effect (computed by applying the Canadian federal and provincial statutory rate) of the significant differences, which comprise deferred income tax assets and liabilities, are as follows:
	2023 $	2022 $	2021 $

Canadian statutory income tax rate	27%	27%	27%

Income tax recovery at statutory rate	(2,322,936)	(1,861,476)	(771,373)

Tax effect of:
Permanent differences and other	204,134	335,494	(3,255)
Tax rate difference for foreign jurisdiction	10,715	56,175	40,185
Change in unrecognized deferred income tax assets	2,125,459	1,499,666	734,443
Income tax provision	17,372	29,859	-

Schedule of Canadian Non-Capital Losses Carried Forward	As of October 31, 2023, the Company has Canadian non-capital losses carried forward of $13,176,000, which is available to offset future years’ taxable income in Canada. These losses expire as follows:
$

2037	4,085
2038	75,465
2039	73,535
2040	175,671
2041	1,183,266
2042	4,887,566
2043	6,775,908
13,176,216